Noncontrolling Interests and Redeemable Noncontrolling Interests (Details) $ in Millions	1 Months Ended			12 Months Ended
	Dec. 31, 2021	Oct. 31, 2019	Apr. 30, 2018 USD ($) item	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Noncontrolling Interests and Redeemable Noncontrolling Interests
Cash consideration for repurchase of redeemable noncontrolling interests				¥ 462,650,000
Cloud Music
Noncontrolling Interests and Redeemable Noncontrolling Interests
Total cash consideration from issuance of redeemable noncontrolling interest | $						$ 711.6	$ 716.3
Cash consideration for repurchase of redeemable noncontrolling interests | $					$ 66.3
Gains or losses from repurchase of noncontrolling interest				0
Excess of consideration transferred over carrying amount of redeemable noncontrolling interests surrendered as deemed dividend to preferred shareholders				207,000,000.0
Cloud Music | The Company
Noncontrolling Interests and Redeemable Noncontrolling Interests
Excess of consideration transferred over carrying amount of redeemable noncontrolling interests surrendered as deemed dividend to preferred shareholders				¥ 204,700,000
Cloud Music | Ordinary shares
Noncontrolling Interests and Redeemable Noncontrolling Interests
Stock re-designation/conversion ratio, into ordinary shares	1
Youdao
Noncontrolling Interests and Redeemable Noncontrolling Interests
Total cash consideration from issuance of redeemable noncontrolling interest | $			$ 70.0
Number of investors | item			2
Youdao | Class A ordinary shares
Noncontrolling Interests and Redeemable Noncontrolling Interests
Stock re-designation/conversion ratio, into ordinary shares		1